UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the quarter ended:  March 31, 2001

Check here if Amendment [ ];  Amendment Number:
This amendment (check only one.)  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     U.S. Bank Trust National Association
Address:  180 East Fifth Street, Suite 200
          St. Paul, Minnesota 55101

Form 13F File Number:  28-7094

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true, correct and complete, and that it is understood that all required items, statements, schedules, charts, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:   Terrance R. Dolan
Title:  Sr. Vice President & Controller
Phone:  (651) 205-2728

Signature, Place, and Date of Signing:



Terrance R. Dolan, St. Paul, MN  May 14, 2001

Report Type (Check only one.):

[ ]  13F HOLDINGS REPORT

[X]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-00551               U.S. Bancorp